Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 9	$ 26
Series 1 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	2	6
Series 2 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	0	0
Series 3 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	3	9
Series 5 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	3	7
Series 7 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 1	$ 4